Business Combinations (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Total revenues	$ 2,103,000	$ 3,085,000	$ 10,564,000	$ 7,871,000
Net loss	$ (3,834,000)	$ (929,000)	$ (20,338,000)	$ (9,237,000)